Stock options (Details Narrative)									12 Months Ended
	Nov. 17, 2022 Number $ / shares shares	Nov. 17, 2022 Number shares	Nov. 17, 2022 Number $ / shares shares	Apr. 20, 2022 Number shares	Apr. 20, 2022 Number $ / shares shares	Apr. 13, 2021 Number $ / shares	Feb. 12, 2021	Jan. 20, 2021 Number $ / shares shares	Dec. 31, 2022 CAD ($) shares Number	Dec. 31, 2021 CAD ($) shares Number	Dec. 31, 2022 Number	Dec. 31, 2021 Number	Dec. 31, 2020 Number
IfrsStatementLineItems [Line Items]
Share options vest	211,942	211,942	211,942	1,560,697	1,560,697	855,234		743,671	3,941,982	3,923,491	3,941,982	3,923,491	2,734,073
Exrcisable price | $ / shares								$ 3.20
Fair value price of shares | $ / shares	$ 0.55		$ 0.59		$ 2.07	$ 6.06		4.73
Risk-free interest rate							7.28%
Exercisable price of share options outstanding | $ / shares	1.13				2.75	8.75
Number of share options exercised in share-based payment arrangement | Number									(760,938)	(363,176)
Risk free interest rate, share options granted									7.50%
Share based compensation | $									$ 2,638,687	$ 5,823,302
Back scholes option [member]
IfrsStatementLineItems [Line Items]
Stock option price | $ / shares	0.81				2.75	8.73		6.10
Exercise price | $ / shares	$ 1.13				$ 2.75	$ 8.75		$ 3.20
Expected life of option					5 years	4 years 8 months 19 days		4 years 10 months 21 days
Expected volatility	109.11%				105.61%	92.89%		86.59%
expected forfeiture	4.13%				3.55%	2.90%		2.90%
Risk-free interest rate				274.00%		0.94%		0.43%
Option life, share options granted | Number	4.25
Risk free interest rate, share options granted	3.33%
Back scholes option1 [member]
IfrsStatementLineItems [Line Items]
Stock option price | $ / shares	$ 0.81
Exercise price | $ / shares	$ 1.13
Expected volatility	107.44%
expected forfeiture		4.13%
Option life, share options granted | Number	5
Risk free interest rate, share options granted		3.33%
Two zero two one [member]
IfrsStatementLineItems [Line Items]
Share options vest				34,000	34,000			304,709
Two zero two two [member]
IfrsStatementLineItems [Line Items]
Share options vest				503,308	503,308			247,890
Two zero two three [member]
IfrsStatementLineItems [Line Items]
Share options vest	40,868	40,868	40,868	17,000	17,000			191,072
Two zero two four [member]
IfrsStatementLineItems [Line Items]
Share options vest	40,868	40,868	40,868	503,308	503,308
Two zero two five [member]
IfrsStatementLineItems [Line Items]
Share options vest	40,872	40,872	40,872	503,351	503,351
Director and officer [member]
IfrsStatementLineItems [Line Items]
Share options vest | Number	174,011	174,011	174,011	902,141	902,141	493,969		679,582
Number of share options exercised in share-based payment arrangement | Number	122,608
Employees and officers [member]
IfrsStatementLineItems [Line Items]
Share options vest | Number	89,334	89,334	89,334
Exercisable price of share options outstanding | $ / shares	$ 1.13
Employees and officers [member] | Two zero two two [member]
IfrsStatementLineItems [Line Items]
Share options vest	12,500	12,500	12,500
Employees and officers [member] | Two zero two three [member]
IfrsStatementLineItems [Line Items]
Share options vest	33,944	33,944	33,944
Employees and officers [member] | Two zero two four [member]
IfrsStatementLineItems [Line Items]
Share options vest	21,444	21,444	21,444
Employees and officers [member] | Two zero two five [member]
IfrsStatementLineItems [Line Items]
Share options vest	21,446	21,446	21,446